Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Crypto Industry and Digital Payments ETF	Oct. 30, 2024
Fidelity Crypto Industry and Digital Payments ETF | Return Before Taxes
Average Annual Return:
Past 1 year	165.75%
Since Inception	4.88%	[1]
Fidelity Crypto Industry and Digital Payments ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	165.54%
Since Inception	4.83%	[1]
Fidelity Crypto Industry and Digital Payments ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	98.13%
Since Inception	3.71%	[1]
IXV46
Average Annual Return:
Past 1 year	166.86%
Since Inception	5.26%
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	4.98%

[1]	A From April 19, 2022 .